Intangible Assets Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets Net [Abstract]
Amortization expense	$ 52,287	$ 53,452	$ 55,546